PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Provisions - due within one year	$ 322		$ 123
Provisions - due after one year	35		294
Provisions at end of year	$ 357	$ 417	417
Term of expected provision utilisation	5 years
Minimum range of percentile | item	25
Maximum range of percentile | item	90
Percentage generated by actuarial model | item		95
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 18		29
Provisions at end of year	18	$ 40	29
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	263		53
Provisions - due after one year	26		283
Provisions at end of year	289	315	336
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	41		41
Provisions - due after one year	9		11
Provisions at end of year	$ 50	$ 62	$ 52